Expense Example - Venerable Moderate Allocation Fund - Class V	Sep. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,466